Long-Term Debt (Maturities of Long-term Debt) (Details) - Boyd - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
For the year ending December 31,
2015	$ 23,981
2016	23,991
2017	23,997
2018	430,040
2019	12,758
Thereafter	2,606,791
Total outstanding principal of long-term debt	3,121,558	$ 3,283,129
Bank Credit Facility
For the year ending December 31,
Remaining borrowing capacity	$ 522,000